RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Accumulated earnings	₪ 563	₪ 491
Cash from operating activities	625	973	₪ 945
Cash from financing activities	(725)	₪ (750)	₪ (516)
IFRS 16, Leases [Member]
Statement Line Items [Line Items]
Right-of-use assets	660
Lease liabilities	690
Accumulated earnings	20
Lease expenses	150
Amortization expenses	160
Interest expenses	160
Cash from operating activities	140
Cash from financing activities	₪ 140